Investment in Securities (Information About Impairment and Upward or Downward Adjustments Resulting From Observable Price Changes) (Detail) - Equity security - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Gain Loss On Investments Held At Cost Balance Sheet and Income Statement Reported Amounts Summary [Line Items]
Carrying value	¥ 89,554	¥ 96,714
Accumulated impairments and downward adjustments	(16,955)	(16,171)
Accumulated upward adjustments	3,643	2,201
Impairments and downward adjustments	(1,438)	(774)
Upward adjustments	¥ 1,485	¥ 1,185